Document and Entity Information	12 Months Ended
Dec. 31, 2024 shares
Document And Entity Information [Line Items]
Entity Registrant Name	UTStarcom Holdings Corp.
Entity Central Index Key	0001030471
Document Type	20-F
Document Period End Date	Dec. 31, 2024
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	false
Entity Common Stock, Shares Outstanding	9,156,634
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Interactive Data Current	Yes
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Registration Statement	false
Document Financial Statement Error Correction [Flag]	false
Entity Bankruptcy Proceedings, Reporting Current	false
Document Accounting Standard	U.S. GAAP
Entity File Number	001-35216
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	4th Floor, South Wing
Entity Address, Address Line Two	368 Liuhe Road, Binjiang District
Entity Address, City or Town	Hangzhou
Entity Address, Country	CN
Entity Address, Postal Zip Code	310052
Title of 12(b) Security	Ordinary Shares, $0.015 par value
Trading Symbol	UTSI
Security Exchange Name	NASDAQ
Auditor Firm ID	1487
Auditor Name	GRANT THORNTON ZHITONG CERTIFIED PUBLIC ACCOUNTANTS LLP
Auditor Location	Shanghai, China
Auditor Opinion [Text Block]

Opinion on the financial statements

We have audited the accompanying consolidated balance sheets of UTStarcom Holdings Corp. (a Cayman Islands corporation) and subsidiaries (the “Company”) as of December 31, 2024 and 2023, the related consolidated statements of comprehensive loss, changes in shareholders’ equity, and cash flows for each of the three years in the period ended December 31, 2024, and the related notes and financial statement schedules (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2024 and 2023, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2024, in conformity with accounting principles generally accepted in the United States of America.

Business Contact
Document And Entity Information [Line Items]
Entity Address, Address Line One	4th Floor, South Wing, 368 Liuhe Road
Entity Address, Address Line Two	Binjiang District
Entity Address, City or Town	Hangzhou
Entity Address, Country	CN
Entity Address, Postal Zip Code	310052
Contact Personnel Name	Investor Relations
City Area Code	86-571
Local Phone Number	8192-8888
Contact Personnel Email Address	UTSI-IR@utstar.com